Pension Plans and Retiree Benefits - Schedule of Funded Status Based on Accumulated Benefit Obligation (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
CANADA
Defined Benefit Plan Disclosure
Accumulated benefit obligation	$ (36)	$ (35)
Foreign Plan
Defined Benefit Plan Disclosure
Accumulated benefit obligation	$ (1,704)	$ (1,616)